Loss per Share - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Preferred dividends declared	$ 0	$ 0
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,784,068	1,507,221
Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0
Convertible Notes [Member] | Common Class A [Member]
Conversion of Stock, Shares Issued	25,597,382